Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000135469 | 35953C106
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000135469 | 03027X100
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000135469 | 29444U700
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000135469 | 828806109
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000135469 | 45781V101
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000135469 | 44988Q106
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000135469 | 644393100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000135469 | 651495103
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000135469 | 253868103
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000135469 | 25401T603
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000135469 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000135469 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000135469 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000135469 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000135469 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000135469 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000135469 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000135469 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	66.60%
C000135469 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	94.30%
C000135469 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.00%
C000135469 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	3.70%
C000135470 | 35953C106
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000135470 | 03027X100
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000135470 | 29444U700
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000135470 | 828806109
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000135470 | 45781V101
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000135470 | 44988Q106
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000135470 | 644393100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000135470 | 651495103
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000135470 | 253868103
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000135470 | 25401T603
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000135470 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000135470 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000135470 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000135470 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000135470 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000135470 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000135470 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000135470 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	66.60%
C000135470 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	94.30%
C000135470 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.00%
C000135470 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	3.70%
C000135471 | 35953C106
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000135471 | 03027X100
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000135471 | 29444U700
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000135471 | 828806109
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000135471 | 45781V101
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000135471 | 44988Q106
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000135471 | 644393100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000135471 | 651495103
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000135471 | 253868103
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000135471 | 25401T603
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000135471 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000135471 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000135471 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000135471 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000135471 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000135471 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000135471 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000135471 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	66.60%
C000135471 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	94.30%
C000135471 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.00%
C000135471 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	3.70%